Note 21 - Segmented Information (Tables)	12 Months Ended
Dec. 31, 2024
Notes Tables
Schedule of Segment Reporting Information, by Segment [Table Text Block]
2024	FirstService	FirstService
	Residential	Brands	Corporate	Consolidated

Revenues	$2,134,469	$3,082,425	$-	$5,216,894
Cost of revenues	1,610,531	1,888,443	-	3,498,974
Selling, general and administrative	324,650	854,493	50,398	1,229,541
Depreciation and amortization	37,506	127,672	91	165,269
Acquisition-related items	2,576	(18,263)	1,285	(14,402)
Operating earnings (loss)	159,206	230,080	(51,774)	337,512
Other income, net				3,239
Interest expense, net				(82,853)
Income taxes				(70,124)

Net earnings				$187,774

Total assets	$1,064,696	$3,124,584	$5,572	$4,194,852
Total additions to long lived assets	74,880	462,130	-	537,010
2023	FirstService	FirstService
	Residential	Brands	Corporate	Consolidated

Revenues	$1,996,823	$2,337,725	$-	$4,334,548
Cost of revenues	1,511,994	1,435,014	-	2,947,008
Selling, general and administrative	297,037	660,355	35,805	993,197
Depreciation and amortization	33,114	94,729	91	127,934
Acquisition-related items	(366)	21,159	724	21,517
Operating earnings (loss)	155,044	126,468	(36,620)	244,892
Other income, net				5,810
Interest expense, net				(47,364)
Income taxes				(56,317)

Net earnings				$147,021

Total assets	$939,586	$2,679,848	$6,309	$3,625,743
Total additions to long lived assets	139,174	588,768	-	727,942

Schedule of Revenue from External Customers and Long-Lived Assets, by Geographical Areas [Table Text Block]
	2024	2023

United States
Revenues	$4,566,136	$3,771,219
Total long-lived assets	2,178,444	1,827,117

Canada
Revenues	$650,758	$563,329
Total long-lived assets	426,934	403,206

Consolidated
Revenues	$5,216,894	$4,334,548
Total long-lived assets	2,605,378	2,230,323